Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member] InFint Acquisition Corporation [Member]	Common Stock [Member] Common Class B [Member] InFint Acquisition Corporation [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]		Common Stock [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member] InFint Acquisition Corporation [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member] InFint Acquisition Corporation [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Previously Reported [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Previously Reported [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Previously Reported [Member]	Total Shareholders' Deficit [Member] Revision of Prior Period, Adjustment [Member]	Total Shareholders' Deficit [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Noncontrolling Interest [Member] Revision of Prior Period, Adjustment [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]	Common Class A [Member] InFint Acquisition Corporation [Member]	Common Class B [Member] InFint Acquisition Corporation [Member]	InFint Acquisition Corporation [Member]	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Total	Seamless Group Inc [Member]
Balance at Dec. 31, 2021		$ 583					$ 58,030						$ 29,172,373	$ (4,442,807)				$ (60,090,694)				$ 52,457								$ (30,807,834)				$ 22,714,083			$ (4,442,224)				$ (8,093,751)
Balance, shares at Dec. 31, 2021		5,833,083					58,030,000
Accretion of Class A ordinary shares to redemption value								(2,999,982)						(2,934,116)																							(5,934,098)
Contribution for extension								2,999,982																													2,999,982
Net income (loss)														(1,111,964)				(16,678,135)												(16,678,135)				952,422	$ 860,883	$ 251,081	(1,111,964)				(15,725,713)	[1]
Foreign currency translation adjustments																						(11,360)								(11,360)				13,762							2,402
Acquisition of a subsidiary																						(304)				20,505				20,201				973,494							993,695
Dividend to non-controlling interests																																		(1,912,012)							(1,912,012)
Balance at Dec. 31, 2022		$ 583	$ 58,030	$ (54,632)	[2]	$ 3,398	$ 58,030		$ 29,172,373	$ 54,632	[2]	$ 29,227,005	29,172,373	(8,488,887)	$ (76,768,829)	[2]	$ (76,768,829)	(76,768,829)	$ 40,793	[2]	$ 40,793	40,793	$ 20,505	[2]	$ 20,505	20,505	$ (47,477,128)	[2]	$ (47,477,128)	(47,477,128)	$ 22,741,749	[2]	$ 22,741,749	22,741,749			(8,488,304)	$ (24,735,379)	[2]	$ (24,735,379)	(24,735,379)	[3]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Net income (loss)																	(3,543,442)												(3,543,442)				203,635							(3,339,807)
Foreign currency translation adjustments																					597,714				(692)				597,022				(12,469)							584,553
Balance at Mar. 31, 2023						$ 3,398						29,227,005					(80,312,271)				638,507				19,813				(50,423,548)				22,932,915							(27,490,633)
Balance, shares at Mar. 31, 2023						33,980,753
Balance at Dec. 31, 2022		$ 583	$ 58,030	$ (54,632)	[2]	$ 3,398	$ 58,030		29,172,373	54,632	[2]	29,227,005	29,172,373	(8,488,887)	(76,768,829)	[2]	(76,768,829)	(76,768,829)	40,793	[2]	40,793	40,793	20,505	[2]	20,505	20,505	(47,477,128)	[2]	(47,477,128)	(47,477,128)	22,741,749	[2]	22,741,749	22,741,749			(8,488,304)	(24,735,379)	[2]	(24,735,379)	(24,735,379)	[3]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Net income (loss)																																								(10,447,097)
Balance at Sep. 30, 2023						$ 3,398						29,227,005					(87,680,088)				444,819				19,815				(57,985,051)				23,191,088							(34,793,963)
Balance, shares at Sep. 30, 2023						33,980,753
Balance at Dec. 31, 2022		$ 583	$ 58,030	$ (54,632)	[2]	$ 3,398	$ 58,030		29,172,373	54,632	[2]	29,227,005	29,172,373	(8,488,887)	(76,768,829)	[2]	(76,768,829)	(76,768,829)	40,793	[2]	40,793	40,793	20,505	[2]	20,505	20,505	(47,477,128)	[2]	(47,477,128)	(47,477,128)	22,741,749	[2]	22,741,749	22,741,749			(8,488,304)	(24,735,379)	[2]	(24,735,379)	(24,735,379)	[3]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Accretion of Class A ordinary shares to redemption value								(2,540,000)						(5,175,207)																							(7,715,207)
Contribution for extension								2,540,000																													2,540,000
Net income (loss)														3,147,500				(15,306,550)												(15,306,550)				888,764	$ (2,003,234)	$ (1,165,646)	3,147,500				(14,417,786)
Foreign currency translation adjustments																						27,758								27,758				(17,150)							10,608
Remeasurement for the year																										(690)				(690)											(690)
Balance at Dec. 31, 2023		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		29,172,373	54,632		29,227,005	29,172,373	(10,516,594)	(92,075,379)		(92,075,379)	(92,075,379)	68,551		68,551	68,551	19,815		19,815	19,815	(62,756,610)		(62,756,610)	(62,756,610)	23,613,363		23,613,363	23,613,363			(10,516,011)	(39,143,247)		(39,143,247)	(39,143,247)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Balance at Mar. 31, 2023						$ 3,398						29,227,005					(80,312,271)				638,507				19,813				(50,423,548)				22,932,915							(27,490,633)
Balance, shares at Mar. 31, 2023						33,980,753
Net income (loss)																	(3,537,372)												(3,537,372)				245,194							(3,292,178)
Foreign currency translation adjustments																					(188,280)				2				(188,278)				7,851							(180,427)
Balance at Jun. 30, 2023						$ 3,398						29,227,005					(83,849,643)				450,227				19,815				(54,149,198)				23,185,960							(30,963,238)
Balance, shares at Jun. 30, 2023						33,980,753
Net income (loss)																	(3,830,445)												(3,830,445)				15,333							(3,815,112)
Foreign currency translation adjustments																					(5,408)								(5,408)				(10,205)							(15,613)
Balance at Sep. 30, 2023						$ 3,398						29,227,005					(87,680,088)				444,819				19,815				(57,985,051)				23,191,088							(34,793,963)
Balance, shares at Sep. 30, 2023						33,980,753
Balance at Dec. 31, 2023		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		29,172,373	54,632		29,227,005	29,172,373	(10,516,594)	(92,075,379)		(92,075,379)	(92,075,379)	68,551		68,551	68,551	19,815		19,815	19,815	(62,756,610)		(62,756,610)	(62,756,610)	23,613,363		23,613,363	23,613,363			(10,516,011)	(39,143,247)		(39,143,247)	(39,143,247)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Net income (loss)																	(3,034,984)												(3,034,984)				403,056							(2,631,928)
Foreign currency translation adjustments																					363,393								363,393				4,742							368,135
Balance at Mar. 31, 2024						$ 3,398						29,227,005					(95,110,363)				431,944				19,815				(65,428,201)				24,021,161							(41,407,040)
Balance, shares at Mar. 31, 2024						33,980,753
Balance at Dec. 31, 2023		$ 583	$ 58,030	$ (54,632)		$ 3,398	$ 58,030		$ 29,172,373	$ 54,632		29,227,005	$ 29,172,373	$ (10,516,594)	$ (92,075,379)		(92,075,379)	$ (92,075,379)	$ 68,551		68,551	$ 68,551	$ 19,815		19,815	$ 19,815	$ (62,756,610)		(62,756,610)	$ (62,756,610)	$ 23,613,363		23,613,363	$ 23,613,363			$ (10,516,011)	$ (39,143,247)		(39,143,247)	$ (39,143,247)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000	(24,049,247)	[2]	33,980,753	58,030,000
Net income (loss)																																								(11,260,691)
Balance at Sep. 30, 2024						$ 4,653						57,056,967					(103,857,748)				(178,400)				19,815				(46,954,713)				24,219,767							(22,734,946)
Balance, shares at Sep. 30, 2024						46,527,999
Balance at Mar. 31, 2024						$ 3,398						29,227,005					(95,110,363)				431,944				19,815				(65,428,201)				24,021,161							(41,407,040)
Balance, shares at Mar. 31, 2024						33,980,753
Net income (loss)																	(3,814,177)												(3,814,177)				206,839							(3,607,338)
Foreign currency translation adjustments																					(496,161)								(496,161)				10,058							(486,103)
Disposal of subsidiaries																	27,798												27,798											27,798
Balance at Jun. 30, 2024						$ 3,398						29,227,005					(98,896,742)				(64,217)				19,815				(69,710,741)				24,238,058							(45,472,683)
Balance, shares at Jun. 30, 2024						33,980,753
Net income (loss)																	(4,961,006)												(4,961,006)				(60,419)							(5,021,425)
Foreign currency translation adjustments																					(114,183)								(114,183)				42,128							(72,055)
Share-based compensation						$ 396						13,137,454																	13,137,850											13,137
Share-based compensation, shares						3,964,324
Issuance of share capital (before Business Combination)						$ 206						24,349,795																	24,350,001											24,350,001
Issuance of share capital (before Business Combination), shares						2,054,923
Business Combination and PIPE Financing						$ 653						(9,657,287)																	(9,656,634)											(9,656,634)
Business Combination and PIPE Financing, shares						6,527,999
Balance at Sep. 30, 2024						$ 4,653						$ 57,056,967					$ (103,857,748)				$ (178,400)				$ 19,815				$ (46,954,713)				$ 24,219,767							$ (22,734,946)
Balance, shares at Sep. 30, 2024						46,527,999

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.
[3]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.